Long-Term Debt (Maturities Of Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 3.6
2018	153.0
2019	0.7
2020	0.0
2021	195.2
Thereafter	607.3
Total	$ 959.8	$ 944.9